GAIN/(LOSS) ON SALE OF ASSETS AND SETTLEMENT OF CHARTERS (Tables)	12 Months Ended
Dec. 31, 2025
Component of Operating Income [Abstract]
Gains (losses) on sale of assets
The Company has recorded gains/(losses) on sale of assets and settlement of charters as follows:

(in thousands of $)		Year ended December 31,
		2025		2024		2023
		Net Proceeds/ (Payments)	Gain/(Loss)	Net Proceeds/ (Payments)	Gain/(Loss)	Net Proceeds/ (Payments)	Gain/(Loss)
Disposal of investments in leaseback assets
Landbridge Wisdom		—	—	—	—	51,989	2,194

Disposal of investments in sales-type leases
MSC Margarita		—	—	5,991	(9)	—	—
MSC Vidhi		—	—	5,992	(8)	—	—
Seven 4,100 TEU container vessels	1	31,150	—	—	—	—	—

Disposal of vessels
Glorycrown		—	—	—	—	43,740	10,056
Everbright		—	—	—	—	41,113	6,390
SFL Elbe		—	—	—	—	9,885	43
SFL Weser		—	—	—	—	9,473	(13)
Green Ace		—	—	10,761	5,391	—	—
Asian Ace		9,449	4,336	—	—	—	—
SFL Yukon		9,974	(98)	—	—	—	—
SFL Sara		10,911	(734)	—	—	—	—
SFL Kate		11,362	(289)	—	—	—	—
SFL Hudson		10,722	812	—	—	—	—
SFL Humber		11,848	(618)	—	—	—	—
Eight Capesize dry bulk vessels	2	114,071	1,121	—	—	—	—
SFL Ottawa		49,087	11,298	—	—	—	—
		258,574	15,828	22,744	5,374	156,200	18,670

Settlement of charters
SFL Albany	3	(11,500)	(11,500)	—	—	—	—
SFL Fraser	3	(11,500)	(11,500)	—	—	—	—
		(23,000)	(23,000)	—	—	—	—

Total		235,574	(7,172)	22,744	5,374	156,200	18,670

1.The seven 4,100 TEU container vessels were delivered to MSC following execution of the applicable purchase obligations at the end of the vessels' bareboat charter contracts.

2.The eight dry bulk carriers were delivered to Golden Ocean Group Limited ("Golden Ocean") in July 2025 following the exercise of the applicable purchase options in the vessels' charter contracts.
3.The 2020 built Suezmax tankers, SFL Albany and SFL Fraser, had charters that included flexible sales clauses including a profit share of disposal proceeds to the charterer. In December 2025, the charterer indicated its intention to trigger the flexible sales clauses and the Company agreed to release the charters against a compensation payment of $11.5 million per vessel.